Angel Oak Financial Strategies Income Term Trust
Schedule of Investments
April 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS - 122.3%	Par	Value
Consumer, Non-cyclical - 2.3%
ConnectOne Bancorp, Inc., 8.13% to 06/01/2030 then 3 mo. Term SOFR + 4.42%, 06/01/2035	$4,000,000	$4,210,000
Green Dot Corp., 8.75%, 09/15/2029 (a)	2,000,000	2,200,000
USCB Financial Holdings, Inc., 7.63% to 08/15/2030 then 3 mo. Term SOFR + 4.22%, 08/15/2035 (b)	4,000,000	3,998,964
		10,408,964

Financial - 120.0% (c)
1864 Bancorp, Inc., 6.50% to 03/30/2031 then 3 mo. Term SOFR + 2.89%, 03/30/2036 (a)	2,250,000	2,248,654
A10 Capital LLC, 5.88%, 08/17/2026 (a)	4,000,000	3,927,416
Alpine Banks of Colorado, 6.25% to 12/30/2030 then 3 mo. Term SOFR + 2.86%, 11/30/2035 (a)	2,100,000	2,118,526
American Coastal Insurance Corp., 6.25%, 12/15/2027	3,670,000	3,679,289
American National Bank, 7.57% (3 mo. Term SOFR + 3.88%), 09/30/2030 (a)	2,500,000	2,489,697
Amur Equipment Finance, Inc., 8.25%, 12/31/2030 (a)(d)	3,000,000	3,000,000
Avidbank Holdings, Inc., 7.29% (3 mo. Term SOFR + 3.60%), 12/30/2029 (a)	6,000,000	5,890,864
Axos Financial, Inc., 7.00% to 10/01/2030 then 3 mo. Term SOFR + 3.79%, 10/01/2035	2,000,000	2,060,000
Ballston SpA Bancorp, Inc., 7.38% to 07/01/2031 then SOFR + 3.78%, 04/01/2036 (a)	3,000,000	3,003,106
Banc of California, 3.25% to 05/01/2026 then 3 mo. Term SOFR + 2.52%, 05/01/2031	800,000	800,000
Banc of California, Inc., 7.86% (3 mo. Term SOFR + 4.20%), 10/30/2030	1,425,000	1,419,532
BancIndependent, Inc., 6.50% to 02/15/2031 then 3 mo. Term SOFR + 2.97%, 02/15/2036 (a)(b)	4,300,000	4,284,293
Bank of America Corp., 5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	6,000,000	6,040,199
Bank of Marin Bancorp, 6.75% to 12/01/2030 then 3 mo. Term SOFR + 3.35%, 12/01/2035 (a)	2,600,000	2,579,618
Bank of New York Mellon Corp., 5.19% to 03/14/2034 then SOFR + 1.42%, 03/14/2035	1,000,000	1,014,189
Bank of Oklahoma NA, 6.11% to 11/06/2035 then 5 yr. CMT Rate + 2.00%, 11/06/2040	3,600,000	3,666,217
BankGuam Holding Co.
8.60% (3 mo. Term SOFR + 4.92%), 06/30/2029	3,000,000	2,979,668
4.75% to 07/01/2026 then 3 mo. Term SOFR + 4.13%, 07/01/2031 (a)	3,000,000	2,922,897
Banksouth Holding Co., 7.95% (3 mo. Term SOFR + 4.28%), 07/30/2029 (a)	2,600,000	2,570,836
Banterra Bank, 8.97% (3 mo. LIBOR USD + 4.12%), 06/07/2029 (e)	7,500,000	7,402,600
Banterra Corp., 8.00% to 06/30/2027 then 3 mo. Term SOFR + 3.85%, 09/30/2032 (a)	1,250,000	1,245,002
Bar Harbor Bankshares, 6.94% (3 mo. Term SOFR + 3.27%), 12/01/2029	3,000,000	2,977,011
Bayfirst Financial Corp., 4.50% to 06/30/2026 then SOFR + 3.78%, 06/30/2031 (a)	1,022,500	985,405
BCB Bancorp, Inc., 9.25% to 09/01/2029 then 3 mo. Term SOFR + 5.82%, 09/01/2034	3,000,000	3,245,051
Beacon Financial Corp., 5.50% to 07/01/2027 then 3 mo. Term SOFR + 2.49%, 07/01/2032	1,500,000	1,451,092
Big Poppy Holdings, 6.50%, 07/01/2027	3,500,000	3,430,000
Big Poppy Holdings, Inc., 8.00% to 03/20/2031 then 3 mo. Term SOFR + 4.45%, 03/20/2036 (a)(b)	5,000,000	5,048,675
BRC Group Holdings, Inc.
5.00%, 12/31/2026 (f)	2,000,000	1,916,800
6.00%, 01/31/2028 (f)	3,000,000	2,449,200
Bridgewater Bancshares, Inc., 7.63% to 06/30/2030 then 3 mo. Term SOFR + 3.88%, 06/30/2035 (b)	4,000,000	4,152,043
Burke & Herbert Financial Services Corp., 3.25% to 12/01/2026 then 3 mo. Term SOFR + 2.30%, 12/01/2031	2,000,000	1,848,325
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036 (b)	3,000,000	3,056,876
Carrington Holding Co. LLC, 9.75%, 05/15/2031 (a)(b)	1,500,000	1,513,864
CB Financial Services, Inc., 3.88% to 12/15/2026 then 3 mo. Term SOFR + 2.80%, 12/15/2031 (a)	5,500,000	5,169,309
CB&T Holding Corp., 9.70% (3 mo. Term SOFR + 6.02%), 12/15/2030 (a)	5,000,000	4,998,875
Central Bancshares, Inc., 7.83% (3 mo. Term SOFR + 4.13%), 06/30/2029 (a)	5,000,000	4,863,618
Chemung Financial Corp., 7.75% to 06/15/2030 then 3 mo. Term SOFR + 4.15%, 06/15/2035 (a)	2,000,000	2,085,971
Citigroup, Inc., 5.17% (SOFR + 1.49%), 09/11/2036 (b)	3,000,000	2,973,392
Citizens Bancshares of Batesville, Inc., 7.00% to 10/15/2030 then 3 mo. Term SOFR + 3.63%, 10/15/2035 (a)(b)	2,500,000	2,486,583
Citizens Community Bancorp, Inc., 4.75% to 04/01/2027 then 3 mo. Term SOFR + 3.29%, 04/01/2032 (a)	1,500,000	1,421,883
Clear Blue Financial Holdings LLC, 5.38%, 12/30/2028 (a)(b)	10,000,000	9,487,075
Clear Street Holdings LLC
8.25%, 10/30/2029 (a)	4,000,000	3,934,523
8.00%, 09/30/2030 (a)(b)	5,000,000	4,866,756
Climate First Bancorp, Inc., 8.00% to 11/01/2030 then 3 mo. Term SOFR + 4.72%, 11/01/2035 (a)	4,000,000	3,973,319
Colony Bankcorp, Inc., 5.25% to 05/20/2027 then 3 mo. Term SOFR + 2.65%, 05/20/2032 (a)	1,000,000	922,985
Commercial Credit, Inc., 8.75%, 08/30/2030 (a)	2,500,000	2,467,504
Compeer Financial ACA, 7.88% to 02/15/2031 then 5 yr. CMT Rate + 4.16%, Perpetual (a)	1,000,000	1,021,055
Cornerstone Capital Bancorp, Inc., 7.25%, 02/15/2036 (a)	4,000,000	3,982,193
Customers Bancorp, Inc.
2.88% to 08/15/2026 then 3 mo. Term SOFR + 2.35%, 08/15/2031	1,000,000	950,614
6.88% to 01/15/2031 then 3 mo. Term SOFR + 3.42%, 01/15/2036 (b)	3,500,000	3,516,838
Dickinson Financial Corp., 6.50% to 11/15/2030 then 3 mo. Term SOFR + 3.10%, 11/15/2035 (a)	3,100,000	3,091,424
Dime Community Bancshares, Inc., 5.00% to 05/15/2027 then 3 mo. Term SOFR + 2.18%, 05/15/2032	1,250,000	1,195,135
Eagle Bancorp, Inc., 10.00%, 09/30/2029	2,500,000	2,616,800
EF Holdco, 5.88%, 04/01/2027 (a)	5,000,000	4,825,199
Equity Bancshares, Inc., 7.13% to 08/01/2030 then SOFR + 3.49%, 08/01/2035	4,000,000	4,102,330
EverBank Financial Corp.
8.38% to 03/01/2030 then 3 mo. Term SOFR + 5.02%, 09/01/2034 (a)(b)	5,000,000	5,295,421
7.50% to 09/01/2030 then 3 mo. Term SOFR + 4.07%, 09/01/2035 (a)	2,000,000	2,075,176
F&M Financial Corp., 9.00% to 08/01/2030 then 3 mo. Term SOFR + 5.39%, 08/01/2035 (a)	4,500,000	4,630,423
Fidelity Federal Bancorp
8.31% (3 mo. Term SOFR + 4.65%), 11/01/2029 (a)	2,000,000	1,988,977
7.54% (3 mo. Term SOFR + 3.84%), 03/30/2031 (a)	1,000,000	983,357
Fidelity Financial Corp., 5.00% to 04/30/2027 then 3 mo. Term SOFR + 2.47%, 04/30/2032 (a)	5,000,000	4,745,005
Fifth Third Bancorp
4.90% to 09/06/2029 then SOFR + 1.49%, 09/06/2030	1,000,000	1,003,947
5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032 (b)	1,000,000	1,032,609
Financial Institutions, Inc., 6.50% to 12/15/2030 then 3 mo. Term SOFR + 3.12%, 12/15/2035	7,600,000	7,646,386
First Bank, 7.13% to 06/30/2030 then 3 mo. Term SOFR + 3.43%, 06/30/2035 (a)	2,000,000	2,056,090
First Citizens BancShares, Inc.
5.60% to 09/05/2030 then 5 yr. CMT Rate + 1.85%, 09/05/2035	1,000,000	978,851
6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	3,000,000	2,946,586
First Commerce Bancorp, Inc., 7.75% to 12/30/2030 then 3 mo. Term SOFR + 4.32%, 12/30/2035 (a)(b)	3,000,000	3,005,937
First Financial Bancorp, 6.38% to 12/01/2030 then 3 mo. Term SOFR + 3.00%, 12/01/2035	4,350,000	4,406,938
First Foundation, Inc., 3.50% to 02/01/2027 then SOFR + 2.04%, 02/01/2032	1,000,000	940,039
First Help Financial LLC
6.00%, 11/15/2026 (a)	2,000,000	1,965,458
9.50%, 04/30/2031 (a)	3,000,000	3,010,937
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035	4,000,000	4,200,000
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035 (a)(b)	5,000,000	5,193,569
First Northwest Bancorp, 6.69% (3 mo. Term SOFR + 3.00%), 03/30/2031	1,000,000	985,862
First Paragould Bankshares, Inc., 7.03% (3 mo. Term SOFR + 3.36%), 12/15/2027 (a)	2,250,000	2,224,869
Five Star Bancorp, 6.00% to 09/01/2027 then SOFR + 3.29%, 09/01/2032 (a)	1,000,000	974,236
Flagstar Bancorp, Inc., 7.57% (3 mo. Term SOFR + 3.91%), 11/01/2030	2,375,000	2,261,224
Flushing Financial Corp., 3.13% to 12/01/2026 then 3 mo. Term SOFR + 2.04%, 12/01/2031	2,000,000	1,810,094
FNB Corp.
6.31% (3 mo. Term SOFR + 2.66%), 02/14/2029	600,000	596,226
5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030 (b)	5,000,000	5,055,877
Forbright, Inc.
8.06% (3 mo. Term SOFR + 4.39%), 12/01/2029 (a)	2,000,000	1,976,987
4.00% to 01/01/2027 then SOFR + 2.89%, 01/01/2032 (a)	1,000,000	971,651
Fulton Financial Corp., 3.75% to 03/15/2030 then 3 mo. Term SOFR + 2.70%, 03/15/2035	3,000,000	2,741,886
GBank Financial Holdings, Inc., 7.25% to 01/15/2031 then 3 mo. Term SOFR + 3.82%, 01/15/2036 (a)(b)	3,000,000	2,967,549
Georgia Banking Co., Inc., 4.13% to 06/15/2026 then 3 mo. Term SOFR + 3.40%, 06/15/2031 (a)	1,000,000	979,220
Golden Pear Funding HoldCo LLC, 9.00%, 02/28/2028	5,000,000	5,001,964
Golden State Bank, 4.50% to 12/15/2026 then 3 mo. Term SOFR + 3.35%, 12/15/2031 (a)	1,000,000	897,234
Goldman Sachs Group, Inc., 7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	2,000,000	2,091,506
Hanmi Financial Corp., 3.75% to 09/01/2026 then 3 mo. Term SOFR + 3.10%, 09/01/2031	3,500,000	3,362,299
Hanover Bancorp, Inc., 7.25% to 03/15/2031 then 3 mo. Term SOFR + 3.86%, 03/15/2036 (a)(b)	3,000,000	3,009,958
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	250,000	243,958
Hometown Financial Group, Inc., 8.75%, 03/15/2027 (a)(b)	2,000,000	2,024,352
Horizon Bancorp, Inc., 7.00% to 09/15/2030 then 3 mo. Term SOFR + 3.60%, 09/15/2035	2,000,000	2,042,844
Huntington Bancshares, Inc., 5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035 (b)	6,000,000	6,142,343
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035 (b)	3,000,000	3,202,560
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	4,000,000	4,291,419
KeyCorp
5.00% to 09/15/2026 then 3 mo. Term SOFR + 3.87%, Perpetual	300,000	297,509
6.40% to 03/06/2034 then SOFR + 2.42%, 03/06/2035	4,000,000	4,254,495
Lawrence Bancshares, Inc., 8.50% to 06/30/2030 then 3 mo. Term SOFR + 4.79%, 06/30/2035 (a)(b)	3,000,000	3,069,204
M&T Bank Corp., 7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029	6,000,000	6,395,872
Maple Financial Holdings, Inc., 8.33% (3 mo. Term SOFR + 4.67%), 02/15/2031 (a)	2,000,000	1,982,116
Mascoma Mutual Financial Services Corp., 7.88% to 09/15/2030 then 3 mo. Term SOFR + 4.54%, 09/15/2035 (a)	2,000,000	2,021,023
Mechanics Bancorp, 3.50% to 01/30/2027 then 3 mo. Term SOFR + 2.15%, 01/30/2032	3,000,000	2,740,674
Mercantile Bank Corp., 3.25% to 01/30/2027 then 3 mo. Term SOFR + 2.12%, 01/30/2032	1,500,000	1,419,863
Meridian Corp., 7.64% (3 mo. Term SOFR + 3.95%), 12/30/2029	4,000,000	3,992,536
Midwest Bankcentre, Inc., 7.00% to 10/15/2030 then 3 mo. Term SOFR + 3.68%, 10/15/2035 (a)	2,000,000	1,992,892
Millennium Consolidated Holdings LLC, 8.38%, 03/01/2030 (a)(b)	5,000,000	5,038,398
Minnwest Corp., 7.75% to 09/01/2030 then 3 mo. Term SOFR + 4.29%, 09/01/2035 (a)(b)	2,500,000	2,531,979
Morgan Stanley, 5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036 (b)	6,500,000	6,665,586
MS Transverse Insurance Group LLC, 6.00%, 12/15/2026 (a)	5,000,000	5,000,699
Nano Financial Holdings, Inc., 13.00%, 07/01/2026 (a)(d)	5,000,000	2,500,000
NBT Bancorp, Inc., 6.49% (3 mo. Term SOFR + 2.80%), 03/31/2031	1,000,000	983,361
NewtekOne, Inc.
8.13%, 02/01/2027 (a)	2,250,000	2,261,130
8.38%, 04/01/2030 (a)	750,000	740,561
NexBank Capital, Inc.
4.00% to 08/15/2026 then 3 mo. Term SOFR + 3.39%, 08/15/2031 (a)	2,000,000	1,899,166
6.00%, 07/15/2032 (a)	1,500,000	1,425,727
Northpointe Bancshares, Inc.
9.00% to 09/01/2029 then 3 mo. Term SOFR + 5.50%, 09/01/2034 (a)	1,200,000	1,270,684
7.50% to 12/15/2030 then 3 mo. Term SOFR + 4.24%, 12/15/2035 (a)	4,000,000	3,961,610
Northrim BanCorp, Inc., 6.88% to 12/01/2030 then 3 mo. Term SOFR + 3.48%, 12/01/2035	3,600,000	3,651,486
Northwest Bancshares, Inc., 7.57% (3 mo. Term SOFR + 3.89%), 09/15/2030	1,000,000	999,382
Oakstar Bancshares, Inc., 7.20% (3 mo. Term SOFR + 3.52%), 04/15/2031 (a)	1,000,000	981,743
Obsidian Insurance Holdings, Inc., 8.00%, 11/15/2030 (a)	5,000,000	4,944,361
OceanFirst Financial Corp., 6.38% to 11/15/2030 then 3 mo. Term SOFR + 3.08%, 11/15/2035 (b)	5,250,000	5,269,871
Oconomowoc Bancshares, Inc., 8.50% to 09/01/2030 then 3 mo. Term SOFR + 5.09%, 09/01/2035 (a)	4,000,000	4,151,890
Old National Bancorp, 5.77% to 02/15/2031 then 3 mo. Term SOFR + 2.20%, 02/15/2036	4,800,000	4,793,571
Olney Bancshares of Texas, Inc., 7.00% (3 mo. Term SOFR + 3.32%), 03/15/2031 (a)	1,000,000	985,985
Patriot National Bancorp, Inc., 0.00% (g)	3,166,259	3,878,667
PCAP Holdings LP, 6.50%, 07/15/2028 (a)(d)(h)	2,000,000	0
Peoples Financial Services Corp., 7.75% to 06/15/2030 then 3 mo. Term SOFR + 4.11%, 06/15/2035	3,000,000	3,144,009
PeoplesBancorp, 8.00% to 12/30/2029 then 3 mo. Term SOFR + 4.24%, 12/30/2034 (a)	1,250,000	1,296,006
PhenixFIN Corp., 5.25%, 11/01/2028 (f)	1,750,000	1,694,000
Pinnacle Bank, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036	5,600,000	5,565,999
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	1,000,000	1,031,074
Preferred Bank/Los Angeles CA, 3.38% to 06/15/2026 then 3 mo. Term SOFR + 2.78%, 06/15/2031	4,600,000	4,444,114
Primis Financial Corp., 8.98% (3 mo. Term SOFR + 5.31%), 09/01/2030 (b)	2,000,000	1,971,268
Provident Financial Services, Inc., 9.00% to 05/15/2029 then 3 mo. Term SOFR + 4.77%, 05/15/2034	4,118,000	4,390,853
Quaint Oak Bancorp, Inc., 11.00%, 03/01/2028 (a)	1,250,000	1,271,287
Queensborough Co., 9.56% (3 mo. Term SOFR + 5.88%), 10/15/2030 (a)	1,500,000	1,480,111
RBB Bancorp, 6.97% (3 mo. Term SOFR + 3.29%), 04/01/2031	1,500,000	1,437,745
ReadyCap Holdings LLC, 9.38%, 03/01/2028 (a)	4,000,000	3,886,943
Regions Financial Corp., 5.50% to 09/06/2034 then SOFR + 2.06%, 09/06/2035	6,000,000	6,030,157
Reliable Community Bancshares, Inc., 7.00% to 01/30/2031 then 3 mo. Term SOFR + 3.41%, 01/30/2036 (a)	4,000,000	3,950,770
Renasant Corp., 4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035 (b)	2,000,000	1,828,942
River Financial Corp., 7.10% (3 mo. Term SOFR + 3.42%), 03/15/2031 (a)	1,000,000	978,591
Sandy Spring Bancorp, Inc., 6.53% (3 mo. Term SOFR + 2.88%), 11/15/2029	4,750,000	4,724,833
SCRE Intermediate Holdco LLC, 6.50% (or 1.00% PIK), 02/15/2030 (a)	2,000,000	1,853,987
Shore Bancshares, Inc., 6.25% to 11/15/2030 then 3 mo. Term SOFR + 2.88%, 11/15/2035	2,100,000	2,110,630
Silver Queen Financial Services, Inc., 7.27% (3 mo. Term SOFR + 3.60%), 12/01/2027 (a)(b)	3,800,000	3,764,980
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035 (b)	7,500,000	7,553,044
SmartFinancial, Inc., 7.25% to 09/01/2030 then 3 mo. Term SOFR + 3.85%, 09/01/2035 (b)	5,000,000	5,164,787
South State Bank NA, 8.38% to 08/15/2029 then 3 mo. Term SOFR + 4.61%, 08/15/2034	2,000,000	2,122,600
South Street Securities Funding LLC, 6.25%, 12/30/2026 (a)(b)	6,000,000	6,000,771
Southern Financial Corp., 4.88% to 10/20/2026 then 3 mo. Term SOFR + 3.93%, 10/20/2031 (a)	1,500,000	1,406,074
Southside Bancshares, Inc., 7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035 (b)	4,000,000	4,119,067
SouthState Corp., 7.00% to 06/13/2030 then 3 mo. Term SOFR + 3.19%, 06/13/2035	4,000,000	4,152,207
Tectonic Financial, Inc., 7.25% to 02/15/2031 then 3 mo. Term SOFR + 3.68%, 02/15/2036 (a)(b)	3,000,000	2,986,901
Texas Capital Bancshares, Inc., 5.30% to 02/27/2031 then SOFR + 1.94%, 02/27/2032	3,300,000	3,274,078
Texas State Bankshares, Inc., 7.49% (3 mo. Term SOFR + 3.81%), 06/15/2029 (a)	4,000,000	4,001,648
Trinitas Capital Management LLC, 7.75%, 11/01/2030 (a)(b)	8,000,000	7,930,000
Truist Financial Corp., 5.15% to 08/05/2031 then SOFR + 1.57%, 08/05/2032	6,000,000	6,080,199
Trustmark Corp., 6.00% to 12/01/2030 then 3 mo. Term SOFR + 2.60%, 12/01/2035	2,600,000	2,561,228
Universal Insurance Holdings, Inc., 5.63%, 11/30/2026	7,000,000	6,945,677
Univest Financial Corp.
7.25% to 11/15/2027 then 3 mo. Term SOFR + 3.10%, 11/15/2032	1,250,000	1,266,806
6.00% to 11/15/2030 then 3 mo. Term SOFR + 2.62%, 11/15/2035	1,600,000	1,581,245
US Bancorp, 5.05% to 02/12/2030 then SOFR + 1.06%, 02/12/2031	2,500,000	2,538,299
Vast Holdings, Inc., 7.89% (3 mo. Term SOFR + 4.21%), 04/15/2031 (a)	1,250,000	1,228,948
VCT Holdings LLC, 6.00%, 12/30/2026 (a)	5,000,000	4,943,750
VeraBank, Inc., 7.50% to 06/01/2030 then 3 mo. Term SOFR + 3.69%, 06/01/2035 (a)	2,000,000	2,083,391
VyStar Credit Union, 4.25%, 03/15/2032 (a)	3,000,000	2,730,102
Webster Financial Corp., 5.78% to 09/11/2030 then 5 yr. CMT Rate + 2.13%, 09/11/2035	4,000,000	4,056,362
Wells Fargo & Co., 5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	3,000,000	3,077,752
Western Alliance Bancorp, 3.00% to 06/15/2026 then 3 mo. Term SOFR + 2.25%, 06/15/2031	3,000,000	2,895,000
Western Alliance Bank, 6.54% to 11/15/2030 then 5 yr. CMT Rate + 2.85%, 11/15/2035	6,100,000	6,034,700
Western Capital Corp., 6.88%, 12/15/2030 (a)(b)	3,000,000	3,057,254
White River Bancshares Co., 6.63% to 02/28/2031 then 3 mo. Term SOFR + 3.25%, 02/29/2036 (a)	2,000,000	1,973,189
Wintrust Financial Corp., 4.85%, 06/06/2029	5,000,000	4,918,054
WSFS Financial Corp., 5.38% to 12/15/2030 then 3 mo. Term SOFR + 1.89%, 12/15/2035	3,500,000	3,474,475
Zions Bancorp NA, 3.25%, 10/29/2029	2,000,000	1,863,105
		547,311,203
TOTAL CORPORATE OBLIGATIONS (Cost $561,987,456)		557,720,167

PREFERRED STOCKS - 6.2%	Shares	Value
Financial - 3.2%
Bayfirst Financial Corp., 0.00%	100	1,000,000
BRC Group Holdings, Inc., Series B, 7.38%, Perpetual (g)	27,310	382,613
Dime Community Bancshares, Inc., 5.50%, Perpetual	25,000	488,500
First Busey Corp., Series B, 8.25%, Perpetual	40,000	1,034,400
First Citizens BancShares, Inc.	–	$–
Series A, 5.38%, Perpetual	140,000	3,000,200
Series E, 6.63% to 3/15/2031 then 5 yr. CMT Rate + 2.83%, Perpetual	40,000	1,007,600
First Merchants Corp., Series A, 7.50%, Perpetual	40,000	1,019,200
Fulton Financial Corp., Series A, 5.13%, Perpetual	42,572	787,582
M&T Bank Corp., Series K, 6.35%, Perpetual	40,000	1,002,800
United Fidelity Bank FSB, Series QIB, 7.00%, Perpetual (a)(g)	1,000	500,000
Valley National Bancorp, Series C, 8.25% to 09/30/2029 then 5 yr. CMT Rate + 4.18%, Perpetual	50,000	1,303,000
WaFd, Inc., Series A, 4.88%, Perpetual	25,000	411,250
WesBanco, Inc., Series B, 7.38% to 10/01/2030 then 5 yr. CMT Rate + 3.80%, Perpetual	100,000	2,572,000
		14,509,145

Real Estate Investment Trust - 3.0%
AGNC Investment Corp., Series C, 9.04% (3 mo. Term SOFR + 5.37%), Perpetual	40,000	1,032,400
Annaly Capital Management, Inc., Series F, 8.92% (3 mo. Term SOFR + 5.25%), Perpetual	40,000	1,038,400
Ellington Financial, Inc., Series B, 6.25% to 01/30/2027 then 5 yr. CMT Rate + 4.99%, Perpetual	80,000	1,957,600
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%, Perpetual	80,000	1,680,000
Lument Finance Trust, Inc., Series A, 7.88%, Perpetual	40,000	794,800
PennyMac Mortgage Investment Trust, 9.00%, 06/15/2030	37,691	963,005
Rithm Capital Corp.	–	$–
Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	200,000	5,030,000
Series E, 8.75%, Perpetual	40,000	1,000,000
TPG RE Finance Trust, Inc., Series C, 6.25%, Perpetual	30,000	552,900
		14,049,105
TOTAL PREFERRED STOCKS (Cost $30,313,919)		28,558,250

COMMON STOCKS - 3.3%	Shares	Value
Financial - 3.2%
Bank7 Corp.	10,000	429,400
Citigroup, Inc.	11,000	1,407,780
Columbia Banking System, Inc.	25,000	740,000
DMMS Purchaser, Inc. (d)(g)	1,406	2,499,207
First Citizens BancShares, Inc. - Class A	400	793,528
First United Corp.	16,700	620,572
Greene County Bancorp, Inc.	25,000	601,250
Kingstone Companies, Inc.	75,253	1,254,468
M&T Bank Corp.	5,400	1,180,602
Pinnacle Financial Partners, Inc.	7,000	692,580
Plumas Bancorp	10,700	545,807
Preferred Bank	8,500	805,205
Prosperity Bancshares, Inc.	13,900	968,135
SouthState Corp.	8,000	781,360
UMB Financial Corp.	8,600	1,085,062
		14,404,956

Real Estate Investment Trust - 0.1%
AGNC Investment Corp.	30,500	336,110
Ellington Financial, Inc.	15,750	208,687
		544,797
TOTAL COMMON STOCKS (Cost $12,173,362)		14,949,753

SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS - 1.7%	Shares	Value
Money Market Funds - 1.7% First American Government Obligations Fund - Class U, 3.60% (i)	7,668,449	7,668,449
TOTAL SHORT-TERM INVESTMENTS (Cost $7,668,449)		7,668,449

TOTAL INVESTMENTS - 133.5% (Cost $612,143,186)		608,896,619
Liabilities in Excess of Other Assets - (33.5)%		(152,831,900)
TOTAL NET ASSETS - 100.0%		$456,064,719

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) under the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of April 30, 2026, the value of these securities total $260,687,402 or 57.2% of the Fund’s net assets.

(b)
All or a portion of the security has been pledged as collateral for the Fund's in connection with open reverse repurchase agreements. At April 30, 2026, the value of securities pledged amounted to $137,361,520.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)
As of April 30, 2026, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $7,999,207 or 1.8% of net assets. Value determined using significant unobservable inputs.

(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate.
(f)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed represents the issuer's outstanding principal that corresponds to the bonds held in the fund.
(g)	Non-income producing security. Income is not being accrued.
(h)	Issuer is currently in default and not accruing income.
(i)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Angel Oak Financial Strategies Income Term Trust
Schedule of Open Reverse Repurchase Agreements
April 30, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Lucid Management and Capital Partners LP	5.34%	03/18/2026	06/17/2026	$7,193,739	$7,098,000
Lucid Management and Capital Partners LP	5.38%	04/09/2026	07/09/2026	674,039	665,000
Lucid Management and Capital Partners LP	4.81%	04/16/2026	05/14/2026	48,640,456	48,459,000
Lucid Management and Capital Partners LP	5.13%	04/16/2026	07/16/2026	15,086,106	14,893,000
Lucid Management and Capital Partners LP	4.80%	04/21/2026	05/14/2026	4,413,486	4,400,000
Total				$76,007,827	$75,515,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including corporate and convertible obligations, are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including, but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund’s assets as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$552,220,167	$5,500,000	$557,720,167
Preferred Stocks	27,058,250	1,500,000	–	28,558,250
Common Stocks	12,450,546	–	2,499,207	14,949,753
Short-Term Investments	7,668,449	–	–	7,668,449
Total	$47,177,245	$553,720,167	$7,999,207	$608,896,619
Other Financial Instruments
Liabilities	$–	$(75,515,000)	$–	$(75,515,000)
Reverse Repurchase Agreements

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2026, the Fund recognized $985,405 of transfers from Level 3 to Level 2 due to an increase in relevant market activity. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/26	Amortization/ Accretion/ Distributions	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/26
Corporate Obligations	$4,806,100	$–	$–	$(1,343,195)	$3,022,500	$–	$–	$(985,405)	$5,500,000
Common Stocks	–	–	–	–	2,499,207	–	–	–	2,499,207
Total	$4,806,100	$–	$–	$(1,343,195)	$5,521,707	$–	$–	$(985,405)	$7,999,207

The total change in unrealized appreciation/depreciation attributable to Level 3 investments still held at April 30,2026, is $(1,500,000).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/26	Valuation Techniques	Unobservable Input*	Range**	Weighted Average Unobservable Input
Corporate Obligations	$3,000,000	Transaction Price	Transaction Price	$100.00	$100.00
Corporate Obligations	$2,500,000	Recovery Analysis	Estimated recovery value	$50.00	Recovery Estimate: 50%
Corporate Obligations	$0	Recovery Analysis	Estimated recovery from proposed Chapter 11 liquidation plan	$0.00	Recovery Estimate: 0%
Common Stocks	$2,499,207	Transaction Price	Transaction Price	$1,777.53	$1,777.53

*Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

**Each input presents information for one security and reflects the value as of April 30, 2026.